Income Tax Expenses - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expense [Abstract]
Loss before income tax	$ (2,657,462)	$ (83,110,264)
Tax calculated at statutory rate of 17% (2023: 17%)	(451,768)	(14,128,749)
Differences arise from tax rate in different jurisdiction	498,962
Income not subject to tax	(2,275)	(33,152)
Expense not deductible for tax purpose	21,989	14,233,894
Recognition of timing difference	(12,132)	30,384
Utilization of tax benefit	(23,505)
Deferred tax assets (net) not recognized	4,367
Others		5,400
Total income tax expenses	$ 35,638	$ 107,777